Provisions - Summary of Details of Other Provisions (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Civil	R$ 12,270		R$ 1,109
Tax	5,334
Labor	6,090		1,326
Total	23,694		2,435
Current	685		2,435
Non-current	R$ 23,009
Boa Vista Servicos S A [member]
Disclosure of other provisions [line items]
Civil		R$ 11,799	6,592
Tax		5,354	5,334
Labor		4,478	2,148
Total		21,631	14,074	R$ 25,992
Non-current		R$ 21,631	R$ 14,074